Intangible Assets and Goodwill (Tables)	12 Months Ended
Jun. 30, 2021
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	June 30, 2021				June 30, 2020
	Cost	Accumulated amortization	Impairment	Net book value	Cost	Accumulated amortization	Impairment	Net book value
Definite life intangible assets:
Customer relationships and distribution network	96,838	(40,155)	(7,408)	49,275	104,807	(29,209)	(4,203)	71,395
Permits and licenses	109,127	(33,841)	—	75,286	216,220	(29,260)	(105,345)	81,615
Patents	1,895	(659)	—	1,236	1,895	(477)	—	1,418
Intellectual property and know-how	78,099	(37,588)	—	40,511	82,500	(25,308)	(4,401)	52,791
Software	41,708	(9,385)	(3,777)	28,546	35,137	(3,472)	—	31,665
Indefinite life intangible assets:
Brand	146,699	—	—	146,699	148,399	—	(1,700)	146,699
Permits and licenses (1)	25,895	—	—	25,895	170,098	—	(143,414)	26,684
Total intangible assets	500,261	(121,628)	(11,185)	367,448	759,056	(87,726)	(259,063)	412,267
Goodwill	921,494	—	(33,757)	887,737	3,212,963	—	(2,285,081)	927,882
Total	1,421,755	(121,628)	(44,942)	1,255,185	3,972,019	(87,726)	(2,544,144)	1,340,149
(1)Indefinite life permits and licenses are predominantly held by the Company’s foreign subsidiaries. Given that these permits and licenses are connected to the subsidiary rather than a specific asset, there is no foreseeable limit to the period over which these assets are expected to generate future cash inflows for the Company.

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, June 30, 2020	Additions	Disposals	Amortization	Impairment	Foreign currency translation	Balance, June 30, 2021
Definite life intangible assets:
Customer relationships and distribution network	71,395	480	(14)	(13,911)	(7,408)	(1,267)	49,275
Permits and licenses	81,615	181	(1,594)	(4,916)	—	—	75,286
Patents	1,418	—	—	(182)	—	—	1,236
Intellectual property and know-how	52,791	—	—	(12,280)	—	—	40,511
Software	31,665	6,842	—	(6,184)	(3,777)	—	28,546
Indefinite life intangible assets:
Brands	146,699	—	—	—	—	—	146,699
Permits and licenses	26,684	—	—	—	—	(789)	25,895
Total intangible assets	412,267	7,503	(1,608)	(37,473)	(11,185)	(2,056)	367,448
Goodwill	927,882	—	—	—	(33,757)	(6,388)	887,737
Total	1,340,149	7,503	(1,608)	(37,473)	(44,942)	(8,444)	1,255,185

	Balance, June 30, 2019	Additions (1)	Disposals	Amortization	Impairment	Foreign currency translation	Balance, June 30, 2020
Definite life intangible assets:
Customer relationships	71,568	18,529	—	(14,499)	(4,203)	—	71,395
Permits and licenses	209,328	493	(12,189)	(10,672)	(105,345)	—	81,615
Patents	1,602	—	—	(184)	—	—	1,418
Intellectual property and know-how	70,114	—	—	(12,922)	(4,401)	—	52,791
Software	16,652	17,313	—	(2,300)	—	—	31,665
Indefinite life intangible assets:
Brands	148,399	—	—	—	(1,700)	—	146,699
Permits and licenses	170,703	—	—	—	(143,414)	(605)	26,684
Total intangible assets	688,366	36,335	(12,189)	(40,577)	(259,063)	(605)	412,267
Goodwill (2)	3,172,550	37,628	—	—	(2,285,081)	2,785	927,882
Total	3,860,916	73,963	(12,189)	(40,577)	(2,544,144)	2,180	1,340,149
(1)Included in the $74.0 million additions are primarily (i) a $13.5 million distribution network intangible asset and $37.6 million goodwill from the acquisition of Reliva (Note 13(b)); (ii) $17.3 million from capitalized ERP costs; and (iii) $5.0 million from the acquisition of a customer list purchased through the issuance of common shares (Note 19(b)(i)).
(2)In accordance with IFRS 3 - Business Combinations, acquisition date fair values assigned to intangible assets have been adjusted, within the applicable measurement period, when new information is obtained about facts and circumstances that existed at the acquisition date (Note 13(b)).
Key Assumptions Used in Impairment Testing

Accounting Policy

The Company defines biological assets as cannabis plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing cannabis plants’ stage of completion up to the point of harvest. The stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot. The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of biological assets:

Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Average attrition rate	Represents the weighted average number of plants culled at each stage of production.	If the average attrition rate was lower (higher), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Standard cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the standard cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Weighted average effective yield	Represents the estimated percentage of harvested product that meets specifications in order to be sold as a dried cannabis product.	If the weighted average effective yield were higher (lower), the estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labor, growing materials, as well as indirect costs such as indirect labor and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment as at June 30, 2021 and 2020:

	Indefinite Life Intangible Impairment Testing		Goodwill Impairment Testing
	Canadian Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment	U.S. CBD CGU
June 30, 2021
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount rate	13.8%	14.5%	14.0%	14.8%
Budgeted revenue growth rate	53.4%	60.8%	53.7%	47.4%
Fair value less costs of disposal	$1,587,207	$183,480	$1,915,366	$4,368

June 30, 2020
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount rate	16.1%	16.0%	16.1%	20.3%
Budgeted revenue growth rate	44.9%	75.0%	45.4%	212.4%
Fair value less costs of disposal	$1,956,844	$113,703	$2,188,056	$54,367
The following table outlines the key assumptions used in calculating the recoverable amount for each CGU and operating segment tested for impairment:

	Canadian Cannabis CGU	Cannabis Operating Segment
December 31, 2020
Terminal value growth rate	3.0%	3.0%
Discount rate	14.5%	14.5%
Budgeted revenue growth rate (average of next five years)	41.8%	42.4%
Fair value less costs of disposal	$1,759,421	$2,205,098
Key assumptions used in calculating the recoverable amount for each CGU tested for impairment as at December 31, 2019 are outlined in the following table:

	Canadian Cannabis CGU	Latin American CGU	European Hemp CGU	Analytical Testing CGU
December 31, 2019
Terminal value growth rate	3.0%	3.0%	3.0%	3.0%
Discount rate	11.5%	31.8%	15.0%	14.0%
Budgeted revenue growth rate (average of next five years)	50.6%	3.0%	13.5%	12.5%
Fair value less costs of disposal	$3,712,967	$12,386	$11,572	$8,064
The following table highlights the sensitivities and amount by which each significant assumption used must change in isolation in order for the estimated recoverable amount to equal the carrying value:

Cannabis Operating Segment
Change required for the recoverable amount to equal the carrying value
Pre-tax discount rate	0.02%
Total pre-discounted forecasted operating cash flow	(1.54)%